Sep. 28, 2018
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED OCTOBER 5, 2018 TO THE
PROSPECTUSES DATED SEPTEMBER 28, 2018 OF:

Invesco BulletShares 2021 Corporate Bond ETF

Effective immediately, the table on page 4 of the Summary Prospectus and on page 22 of the Prospectus, under the heading “Average Annual Total Returns for the Periods Ended December 31, 2017” in the section titled “Performance” for the Invesco BulletShares 2021 Corporate Bond ETF is deleted and replaced with the following:

	1 Year	Since Inception (07/17/13)
Return Before Taxes	3.04%	3.95%
Return After Taxes on Distributions	1.97%	2.76%
Return After Taxes on Distributions and Sale of Fund Shares	1.73%	2.48%
Nasdaq BulletShares® USD Corporate Bond 2021 Index (reflects no deduction for fees, expenses or taxes)	3.19%	3.96%
Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)(1)	6.42%	4.49%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)	3.54%	2.86%
(1)
The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests going forward.

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED OCTOBER 5, 2018 TO THE
PROSPECTUSES DATED SEPTEMBER 28, 2018 OF:

Invesco BulletShares 2022 Corporate Bond ETF

Effective immediately, the table on page 4 of the Summary Prospectus and on page 27 of the Prospectus, under the heading “Average Annual Total Returns for the Periods Ended December 31, 2017” in the section titled “Performance” for the Invesco BulletShares 2022 Corporate Bond ETF is deleted and replaced with the following:

	1 Year	Since Inception (07/17/13)
Return Before Taxes	3.80%	4.12%
Return After Taxes on Distributions	2.69%	2.86%
Return After Taxes on Distributions and Sale of Fund Shares	2.15%	2.58%
Nasdaq BulletShares® USD Corporate Bond 2022 Index (reflects no deduction for fees, expenses or taxes)	3.93%	4.32%
Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)(1)	6.42%	4.49%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)	3.54%	2.86%
(1)
The Fund has elected to use the Bloomberg Barclays U.S. Corporate Index to represent its broad-based index rather than the Bloomberg Barclays U.S. Aggregate Bond Index because the Bloomberg Barclays U.S. Corporate Index more closely reflects the performance of the types of securities in which the Fund invests going forward.